Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Earnings Per Share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the year ended December 31,
	2015	2016	2017
Numerator:	RMB	RMB	RMB
Net loss attributable to Gridsum Holding Inc.	(61,757)	(98,574)	(238,996)
Accretion to convertible redeemable preferred share redemption value—A	(1,286)	(1,033)	—
Accretion to convertible redeemable preferred share redemption value—A-1	(1,029)	(830)	—
Accretion to convertible redeemable preferred share redemption value—B	(7,945)	(6,573)	—
Accretion to convertible redeemable preferred share redemption value—C	(9,447)	(8,289)	—
Cumulative dividend to convertible redeemable preferred shareholders—A	(3,297)	(2,571)	—
Cumulative dividend to convertible redeemable preferred shareholders—A-1	(2,355)	(1,837)	—
Cumulative dividend to convertible redeemable preferred shareholders—B	(10,990)	(8,582)	—

Numerator for basic and diluted net loss per share	(98,106)	(128,289)	(238,996)

Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	10,000,000	15,054,865	30,243,250
Net loss per share attributable to Gridsum’s ordinary shareholders—Basic and diluted	(9.81)	(8.52)	(7.90)